Foreign Exchange Gain (loss) and Other Income (Expenses)	12 Months Ended
Dec. 31, 2025
Foreign Exchange Gain (loss) and Other Income (Expenses)
Foreign Exchange Gain (loss) and Other Income (Expenses)

Note 19 – Foreign Exchange Gain (loss) and Other Income (Expenses)

Foreign exchange gain (loss) and other income (expenses) comprised the following:

	2025	2024
Gain (loss) on derivative financial instruments(1)	$32.7	$(6.0)
Foreign exchange gain (loss)	4.3	(14.7)
Other income (expenses)	(0.3)	—
	$36.7	$(20.7)
1.	The gain (loss) on derivative financial instruments includes the mark-to-market of financial instruments that are designated at FVTPL. The financial instruments include warrants and other derivative instruments the Company holds.

For the year ended December 31, 2025, of the foreign exchange gain of $4.3 million (2024 - foreign exchange loss of $14.7 million), $10.4 million was an unrealized foreign exchange gain and $6.1 million was a realized foreign exchange loss (2024 - $12.9 million unrealized foreign exchange loss and $1.8 million realized foreign exchange loss).